Property and Equipment, Net (Details Textual)	1 Months Ended	12 Months Ended
	Oct. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 9,000		$ 91,000
Proceeds from sales of property and equipment	55,000	55,000	42,500
Proceeds from the sale of manufacturing equipment, amount recognized in other income		$ 55,000	€ 42,500